Leases (Details) - Schedule of amounts recognized in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Interest expenses on lease liability	$ 49	$ 65